Intangible Asset, Net (Details Narrative) - USD ($)	6 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 2,176	$ 2,033